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                            JPMORGAN TAX AWARE FUNDS

                   JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND
                           INSTITUTIONAL CLASS SHARES

                         SUPPLEMENT DATED JULY 12, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    The information under the heading PORTFOLIO MANAGERS for the above-referenced fund is hereby deleted in its entirety and replaced with the following:

The portfolio management team is led by Jonathan N. Golub, Vice President of the adviser and CFA, Timothy J. Devlin, Vice President of the adviser, and Robin B. Chance, Vice President of the adviser. Mr. Golub is a portfolio manager in the U.S. Equity Group. An employee of the adviser since 2001, he is responsible for product management and client servicing across all equity products. Prior to joining JPMIM, Mr. Golub led the consultant relations effort at Scudder Kemper Investment and Chancellor LGT. Mr. Devlin has been at JPMIM since 1996.
Ms. Chance has been at JPMIM since 1987. Prior to managing this Fund, she was responsible for structured equity strategies.

                                                                  SUP-TADEPR-702
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                            JPMORGAN SPECIALTY FUNDS

                          JPMORGAN MARKET NEUTRAL FUND

                               ALL SHARE CLASSES

                         SUPPLEMENT DATED JULY 12, 2002
                  TO THE PROSPECTUSES DATED FEBRUARY 28, 2002

    The information under the heading PORTFOLIO MANAGERS in the Institutional Class Shares and Select Class Shares Prospectuses, and the fourth paragraph under the heading THE FUND'S INVESTMENT ADVISER in the Class A and Class B Prospectus, are hereby deleted in their entirety and replaced with the following:

The portfolio management team is led by Jonathan N. Golub, Vice President of the adviser and CFA, Timothy J. Devlin, Vice President of the adviser, and Nanette Buziak, Vice President of the adviser. Mr. Golub is a portfolio manager in the U.S. Equity Group. An employee since 2001, he is responsible for product management and client servicing across all equity products. Prior to joining JPMIM, Mr. Golub led the consultant relations effort at Scudder Kemper Investment and Chancellor LGT. Mr. Devlin has been at JPMIM since 1996.
Ms. Buziak has been at JPMIM since 1997.

                                                                    SUP-MNPR-702